Offerings - Offering: 1	Jun. 08, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	ordinary shares, par value $0.0001 per share ("Ordinary Shares")
Maximum Aggregate Offering Price	$ 38,333,336.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,293.83
Offering Note	Includes 4,166,667 Ordinary Shares to be offered by the Company in this offering and up to 625,000 additional Ordinary Shares issuable upon exercise of the underwriters' over-allotment option. The maximum aggregate offering price has been estimated pursuant to Rule 457(o) under the Securities Act based on an assumed initial public offering price of $8.00 per Ordinary Share, the high end of the estimated public offering price range set forth on the cover page of this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of additional Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.